Pacer Trendpilot 100 ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 52.0%
Auto Manufacturers - 2.8%
PACCAR, Inc.	11,413	$1,041,094
Tesla Motors, Inc. (a)	26,516	21,041,241
		22,082,335
Beverages - 1.2%
Keurig Dr Pepper, Inc. (b)	48,411	1,539,470
Monster Beverage Corp. (a)	17,396	1,510,494
PepsiCo, Inc.	47,542	6,492,811
		9,542,775
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	7,234	1,109,189
Amgen, Inc.	20,024	4,834,394
Biogen, Inc. (a)	5,229	1,477,768
Gilead Sciences, Inc.	43,125	2,829,000
Illumina, Inc. (a)	5,022	2,141,582
Incyte Corp. (a)	7,222	648,174
Moderna, Inc. (a)(b)	13,616	2,357,746
Regeneron Pharmaceuticals, Inc. (a)	3,615	1,821,382
Seagen, Inc. (a)	6,203	1,018,967
Vertex Pharmaceuticals, Inc. (a)	8,945	2,049,121
		20,287,323
Commercial Services - 1.7%
Automatic Data Processing, Inc.	14,748	2,435,190
Cintas Corp.	3,416	1,086,698
PayPal Holdings, Inc. (a)	40,310	9,445,036
Verisk Analytics, Inc.	5,362	983,927
		13,950,851
Computers - 6.6%
Apple, Inc.	384,325	50,715,527
Check Point Software Technologies Ltd. - ADR (a)	4,624	590,670
Cognizant Technology Solutions Corp. - Class A	17,883	1,393,980
		52,700,177
Distribution/Wholesale - 0.2%
Copart, Inc. (a)	7,743	849,794
Fastenal Co.	18,916	862,381
		1,712,175
Electric - 0.5%
American Electric Power Co., Inc.	17,075	1,381,538
Exelon Corp.	32,136	1,335,572
Xcel Energy, Inc.	17,325	1,108,627
		3,825,737
Food - 0.5%
Mondelez International, Inc. - Class A	49,201	2,727,703
The Kraft Heinz Co. (b)	40,308	1,350,721
		4,078,424
Healthcare-Products - 0.7%
Align Technology, Inc. (a)	2,605	1,368,615
IDEXX Laboratories, Inc. (a)	2,807	1,343,655
Intuitive Surgical, Inc. (a)	4,043	3,022,708
		5,734,978
Internet - 12.8%
Alphabet, Inc. - Class A (a)	6,796	12,418,738
Alphabet, Inc. - Class C (a)	7,456	13,687,277
Amazon.com, Inc. (a)	11,345	36,374,339
BAIDU, Inc. - ADR (a)	9,278	2,180,516
Booking Holdings, Inc. (a)	1,410	2,741,505
CDW Corp.	4,713	620,514
eBay, Inc.	23,074	1,303,912
Facebook, Inc. - Class A (a)	54,345	14,038,944
JD.com, Inc. - ADR (a)	30,264	2,684,114
Match Group, Inc. (a)(b)	9,157	1,280,698
MercadoLibre, Inc. (a)	1,719	3,058,978
Netflix, Inc. (a)	15,205	8,094,990
Okta, Inc. (a)(b)	4,129	1,069,452
Pinduoduo, Inc. - ADR (a)	10,262	1,700,516
Trip.com Group Ltd. - ADR (a)	17,241	548,781
VeriSign, Inc. (a)	3,804	738,242
		102,541,516
Leisure Time - 0.2%
Peloton Interactive, Inc. (a)	8,794	1,285,067
Lodging - 0.2%
Marriott International, Inc. - Class A	10,706	1,245,215
Media - 1.7%
Charter Communications, Inc. - Class A (a)	6,878	4,178,798
Comcast Corp. - Class A	157,057	7,785,315
FOX Corp. - Class A (b)	11,337	353,488
FOX Corp. - Class B	8,613	257,443
Sirius XM Holdings, Inc. (b)	143,070	895,618
		13,470,662
Pharmaceuticals - 0.1%
DexCom, Inc. (a)	3,172	1,189,024
Retail - 1.9%
Costco Wholesale Corp.	15,176	5,348,478
Dollar Tree, Inc. (a)	7,834	796,405
Lululemon Athletica, Inc. (a)	4,121	1,354,490
O'Reilly Automotive, Inc. (a)	2,453	1,043,678
Ross Stores, Inc.	11,735	1,305,988
Starbucks Corp.	40,377	3,908,897
Walgreens Boots Alliance, Inc.	28,564	1,435,341
		15,193,277
Semiconductors - 7.5%
Advanced Micro Devices, Inc. (a)	41,377	3,543,526
Analog Devices, Inc.	12,714	1,873,154
Applied Materials, Inc.	31,413	3,037,009
ASML Holding NV - ADR	2,536	1,354,630
Broadcom, Inc.	13,918	6,270,059
Intel Corp.	140,205	7,782,779
KLA Corp.	5,133	1,437,599
Lam Research Corp.	4,961	2,400,876
Marvell Technology Group Ltd. - ADR	23,055	1,186,410
Maxim Integrated Products, Inc.	8,807	772,462
Microchip Technology, Inc.	8,955	1,218,865
Micron Technology, Inc. (a)	38,296	2,997,428
NVIDIA Corp.	21,297	11,065,708
NXP Semiconductors NV - ADR	9,210	1,477,929
QUALCOMM, Inc.	38,911	6,081,011
Skyworks Solutions, Inc.	5,519	934,091
Texas Instruments, Inc.	31,586	5,233,484
Xilinx, Inc.	8,061	1,052,525
		59,719,545
Software - 9.1%
Activision Blizzard, Inc.	26,591	2,419,781
Adobe Systems, Inc. (a)	16,511	7,574,751
ANSYS, Inc. (a)	2,838	1,005,702
Atlassian Corp. PLC - ADR (a)	4,552	1,052,104
Autodesk, Inc. (a)	7,549	2,094,319
Cadence Design System, Inc. (a)	9,202	1,199,849
Cerner Corp.	10,083	807,749
DocuSign, Inc. (a)	6,112	1,423,424
Electronic Arts, Inc. (b)	9,523	1,363,694
Fiserv, Inc. (a)	23,063	2,368,339
Intuit, Inc.	9,041	3,265,880
Microsoft Corp.	170,909	39,644,052
NetEase, Inc. - ADR	10,547	1,212,799
Paychex, Inc.	11,833	1,033,258
Splunk, Inc. (a)	5,242	865,087
Synopsys, Inc. (a)	5,013	1,280,571
Workday, Inc. - Class A (a)	6,194	1,409,321
Zoom Video Communications, Inc. (a)(b)	6,709	2,496,218
		72,516,898
Telecommunications - 1.5%
Cisco Systems, Inc.	145,355	6,479,926
T-Mobile US, Inc. (a)	42,697	5,383,238
		11,863,164
Transportation - 0.3%
CSX Corp.	26,312	2,256,386
TOTAL COMMON STOCKS (Cost $285,273,959)		415,195,529

	Principal Amount
SHORT-TERM INVESTMENTS - 48.1%
Money Market Deposit Accounts - 0.6%
U.S. Bank Money Market Deposit Account, 0.005% (c)	$4,698,353	4,698,353
U.S. TREASURY BILLS - 47.5%
0.00%, 04/15/2021 (c)	380,000,000	379,957,619
TOTAL SHORT-TERM INVESTMENTS (Cost $384,640,561)		384,655,972

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (c)	9,165,148	9,165,148
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,165,148)

Total Investments (Cost $679,079,668) - 101.2%		809,016,649
Liabilities in Excess of Other Assets - (1.2)%		(9,571,817)
TOTAL NET ASSETS - 100.0%		$799,444,832

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $9,020,606 or 1.1% of net assets.
(c)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 415,195,529	$ -	$ -	$ -	$ 415,195,529
Short-Term Investments	4,698,353	379,957,619	-	-	384,655,972
Investments Purchased with Proceeds from Securities Lending	-	-	-	9,165,148	9,165,148
Total Investments in Securities	$ 419,893,882	$ 379,957,619	$ -	$ 9,165,148	$ 809,016,649

^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.